Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Expense, Net [Abstract]
Other income (expense), net	$ 841	$ (25,932)	$ (28,895)	$ (26,047)	$ 486	$ (21,111)
Foreign exchange loss	(621,976)	(284,991)	(735,371)	(129,970)	(294,687)	(511,638)
Other expense, net	$ (621,135)	$ (310,923)	$ (764,266)	$ (156,017)	$ (294,201)	$ (682,956)